UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

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FORM N-PX

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ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-02183

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BARINGS CORPORATE INVESTORS

(Exact name of registrant as specified in charter)

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300 South Tryon Street

Suite 2500

Charlotte, NC 28202

(Address of principal executive offices) (Zip code)

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Corporation Service Company (CSC)

251 Little Falls Drive, Wilmington, DE 19808

(name and address of agent for service)

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Registrant's telephone number, including area code:

(704) 805-7200

Date of fiscal year end:  December 31

Date of reporting period: July 1, 2019 - June 30, 2020

Item 1.  Proxy Voting Record.

CHASE PACKAGING CORP

Ticker: CPKA	Security ID: 161635107
Meeting Date: December 6, 2019	Meeting Type: Annual

#	Proposal	Mgt Rec.	Vote Cast	Sponsor
1.	Election of Directors	For	Management
2.	Approve Reincorporation	Against	Management
3.	Ratify Appointment of Independent Auditors	For	Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Barings Corporate Investors

By:	/s/ Christina Emery
Christina Emery, President

Date:	August 31, 2020